Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Trenchless Fund ETF
Shareholder Report [Line Items]
Fund Name	Trenchless Fund ETF
Class Name	Trenchless Fund ETF
Trading Symbol	RVER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trenchless Fund ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.river1.us/rver
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trenchless Fund ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Our Growth at a Reasonable Price, or GARP strategy, stacked up decently against general stock market conditions. We were able to own names within growth industries, some of which repriced higher as we expected when we entered the positions. Some have not yet repriced as active and sector funds have not yet found the value, helping drive hoped repricing. In some cases, we’ve exited positions attempting to better line up with market conditions, and in certain cases been patient.

Top Contributors
↑	Alphabet Inc., Eli Lilly & Co., SoFi Technologies Inc.

Top Detractors
↓	Mobileye Global Inc., Lululemon Athletica Inc., Novo Nordisk A/S

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/02/2024)
Trenchless Fund ETF NAV	5.95	13.92
NASDAQ Composite Total Return Index	21.14	23.60
S&P 500 TR	17.88	18.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.river1.us/rver for more recent performance information.
Net Assets	$ 105,552,232
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 550,824
Investment Company Portfolio Turnover	232.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$105,552,232
Net Advisory Fee	$550,824
Number of Holdings	17
Portfolio Turnover	232%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Sectors	(%)
Health Care	22.1%
Consumer Discretionary	17.9%
Communications	16.7%
Financials	15.4%
Technology	13.7%
Industrials	9.2%
Cash & Other	5.0%

Top 10 Issuers	(%)
Novo Nordisk AS	14.4%
Meta Platforms, Inc.	12.0%
Amazon.com, Inc.	7.9%
Oscar Health, Inc.	7.7%
Rocket Cos., Inc.	7.2%
First American Government Obligations Fund	6.3%
Mobileye Global, Inc.	4.8%
United Rentals, Inc.	4.8%
Trade Desk, Inc.	4.7%
Atlassian Corp.	4.6%

Updated Prospectus Web Address	https://www.river1.us/rver